Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance	$ 896,030	$ 369,323
Change in valuation allowance	526,707	242,233
Unrecognized tax benefits	0	0
Accrued penalties	0	0
Change in initial value of derivative liabilities	$ 540,000	$ 10,700,000